SHORT-TERM BORROWINGS (Details)				1 Months Ended					1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2013 China Construction Bank Loan facility entered in June 2012	Jun. 30, 2012 China Construction Bank Loan facility entered in June 2012 CNY	Dec. 31, 2013 China Construction Bank Loan facility entered in June 2012 USD ($) item	Dec. 31, 2013 China Construction Bank Loan facility entered in June 2012 CNY	Jun. 30, 2012 China Construction Bank Loan facility entered in June 2012 USD ($) item	Nov. 30, 2013 China Construction Bank Loan facility entered in November 2013 CNY	Dec. 31, 2013 China Construction Bank Loan facility entered in November 2013	Nov. 30, 2013 China Construction Bank Loan facility entered in November 2013 USD ($) item	Aug. 31, 2013 Agricultural Bank of China CNY	Dec. 31, 2013 Agricultural Bank of China USD ($) item	Dec. 31, 2013 Agricultural Bank of China CNY	Aug. 31, 2013 Agricultural Bank of China USD ($) item
Short-term borrowings
Maximum borrowing capacity								$ 72,750,000			$ 40,000,000				$ 40,000,000
Extended maturity term				12 months
Maturity term									3 months			12 months
Bank deposit by which facility is collateralized					500,000,000				270,000,000			270,000,000
Number of subsidiaries which have provided bank deposits as collateral								1			1				1
Aggregate borrowings under the facility	$ 127,954,696	774,599,341	453,478,628			$ 73,000,000	441,000,000		243,000,000		$ 40,000,000		$ 15,000,000	91,000,000
Interest rate (as a percent)						2.40%	2.40%			2.40%			2.40%	2.40%
Number of borrowings under the facility						3	3						2	2